Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software, Net
	December 31,	December 31,
	2024	2025
	RMB	RMB
Office building	51,142	51,142
Computer and electronic equipment	51,547	43,976
Furniture and office equipment	19,255	13,693
Leasehold improvements	6,035	4,228
Software	53,367	53,212
Total property and equipment	181,346	166,251
Accumulated depreciation and amortization	(105,287)	(101,254)
Accumulated impairment of software	(22,415)	(22,415)
Property, equipment and software, net	53,644	42,582